Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Inventories [Abstract]
Disclosure of Inventories
As of December 31, this caption includes the following:

In thousands of soles	2025	2024	2023
Medicines	120,812	100,398	101,970
Medical supplies	35,689	38,550	21,563
Supplies and packaging	8,297	4,816	6,988

	164,798	143,764	130,521